Filed pursuant to 497(e)

File Nos. 033-43089 and 811-06431

MANAGERS TRUST II

Managers AMG Chicago Equity Partners Balanced Fund

Supplement dated January 11, 2013, to the

Prospectus dated December 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of Managers Trust II (the “Trust”), contained in the Fund’s Prospectus dated December 1, 2012 (the “Prospectus”).

Effective immediately, David R. Johnsen no longer serves as portfolio manager for the equity portion of the Fund. David C. Coughenour, Robert H. Kramer, Martin Morris and James Palermo are the portfolio managers jointly and primarily responsible for the day-to-day management of the equity portion of the Fund and have served in that capacity since December of 2000. Accordingly, all references in the Prospectus to Mr. Johnsen are hereby deleted and all references to the portfolio managers of the equity portion of the Fund shall refer to Messrs. Coughenour, Kramer, Morris and Palermo.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST236

Filed pursuant to 497(e)

File Nos. 033-43089 and 811-06431

MANAGERS TRUST II

Managers AMG Chicago Equity Partners Balanced Fund

Supplement dated January 11, 2013 to the Statement of Additional Information

dated December 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of Managers Trust II (the “Trust”), contained in the Fund’s Statement of Additional Information dated December 1, 2012 (the “SAI”).

Effective immediately, David R. Johnsen no longer serves as portfolio manager for the equity portion of the Fund. David C. Coughenour, Robert H. Kramer, Martin Morris and James Palermo are the portfolio managers jointly and primarily responsible for the day-to-day management of the equity portion of the Fund and have served in that capacity since December of 2000. Accordingly, all references in the SAI to Mr. Johnsen are hereby deleted and all references to the portfolio managers of the equity portion of the Fund shall refer to Messrs. Coughenour, Kramer, Morris and Palermo.

In addition, the table pertaining to Mr. Johnsen under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers AMG Chicago Equity Partners Balanced Fund – Chicago Equity Partners, LLC – Other Accounts Managed by the Portfolio Managers,” on page 55 of the SAI is hereby deleted.

Furthermore, the information regarding Mr. Johnsen under the heading “Management of the Funds – Portfolio Managers of the Funds – Managers AMG Chicago Equity Partners Balanced Fund – Chicago Equity Partners, LLC – Portfolio Managers’ Ownership of Fund Shares” on page 58 of the SAI is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST235